Paras Madho
Manager
Securities Operations

[redacted]

04039852

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-15040

NYSE

August 5, 2004

Aug-5 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PRUDENTIAL PUBLIC LIMITED COMPANY, $250,000,000 6.75% Perpetual Subordinated Capital Securities Exchangeable at the Issuer's Option into Non-cumulative Dollar Denominated Preference Shares and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 5, 2004. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

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